UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Queens Road Small Cap Value Fund
Advisor Class/QRSAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$46	0.86%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,076,396,133
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Queens Road Small Cap Value Fund - Advisor Class

FPA Queens Road Small Cap Value Fund
Institutional Class/QRSIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$40	0.76%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,076,396,133
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Queens Road Small Cap Value Fund - Institutional Class

FPA Queens Road Small Cap Value Fund
Investor Class/QRSVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$47	0.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,076,396,133
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Queens Road Small Cap Value Fund - Investor Class

FPA Queens Road Value Fund
QRVLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$35	0.67%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,981,955
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
American Express Co.	7.7%
Trane Technologies PLC	7.5%
Oracle Corp.	7.2%
Eaton Corp. PLC	6.6%
JPMorgan Chase & Co.	5.4%
Ameriprise Financial, Inc.	5.3%
General Dynamics Corp.	5.3%
Berkshire Hathaway, Inc. - Class A	4.4%
Pfizer, Inc.	3.8%
Hershey Co.	3.6%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective October 1, 2025, the Fund's expense limitation is increased to 0.73% from 0.65%.
On October 14, 2025, based on the recommendation of the Fund’s adviser, First Pacific Advisors, L.P. (the “Adviser”) and the Fund’s sub-adviser, Bragg Financial Advisors, Inc. (the “Sub-Adviser”), the Board of Trustees of the Trust has approved the reorganization of the Fund (the “Fund”) into an exchange-traded fund (the “Reorganization”). The Reorganization of the Fund is subject to approval by its shareholders and will occur pursuant to an Agreement and Plan of Reorganization whereby the Fund will transfer all of its assets and liabilities to the FPA Queens Road Value ETF (the “ETF”), a newly created series of the Trust. If approved, each shareholder of the Fund will receive shares of the ETF and/or cash equal to the value of the shares of the Fund owned by the shareholder.
The Trust will call a shareholder meeting at which shareholders of the Fund will be asked to consider and vote on the Reorganization. If the required shareholder approval for the Reorganization of the Fund is obtained, the Reorganization is expected to take effect in the fourth quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2025, at https://fpa.com/funds/overview/fpa-queens-value-fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Queens Road Value Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Queens Road Small Cap Value Fund

(Investor Class: QRSVX)

(Institutional Class: QRSIX)

(Advisor Class: QRSAX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

NOVEMBER 30, 2025

FPA Queens Road Small Cap Value Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights
Investor Class	7
Institutional Class	8
Advisor Class	9
Notes to Financial Statements	10

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Queens Road Small Cap Value Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

https://fpa.com

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.1%
	AEROSPACE & DEFENSE — 0.9%
109,929	Ducommun, Inc.*	$10,079,390
	APPAREL & TEXTILE PRODUCTS — 4.9%
23,807	Deckers Outdoor Corp.*	2,095,730
878,700	Levi Strauss & Co. - Class A	19,357,761
371,552	PVH Corp.	31,492,748
		52,946,239
	BANKING — 5.3%
323,282	Axos Financial, Inc.*	26,567,315
97,223	Five Star Bancorp	3,353,221
384,754	ServisFirst Bancshares, Inc.	27,367,552
		57,288,088
	COMMERCIAL SUPPORT SERVICES — 2.8%
376,114	CSG Systems International, Inc.	29,626,500
	CONSUMER SERVICES — 1.6%
955,661	Upbound Group, Inc.	17,125,445
	CONTAINERS & PACKAGING — 0.5%
363,852	Graphic Packaging Holding Co.	5,887,125
	ELECTRICAL EQUIPMENT — 2.2%
93,761	Littelfuse, Inc.	24,004,691
	ENGINEERING & CONSTRUCTION — 1.2%
139,479	Everus Construction Group, Inc.*	12,826,489
	FOOD — 1.1%
331,396	Darling Ingredients, Inc.*	12,132,408
	GAS & WATER UTILITIES — 9.6%
1,234,938	MDU Resources Group, Inc.	26,328,878
590,009	New Jersey Resources Corp.	28,367,633
1,228,590	UGI Corp.	48,590,734
		103,287,245
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	2,769,092
	INDUSTRIAL SUPPORT SERVICES — 2.6%
258,539	MSC Industrial Direct Co., Inc. - Class A	22,999,629
30,204	VSE Corp.	5,442,459
		28,442,088
	INSURANCE — 8.4%
639,304	CNO Financial Group, Inc.	26,166,713
415,832	Horace Mann Educators Corp.	19,036,789
726,288	RLI Corp.	44,782,918
		89,986,420

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES — 1.1%
341,303	IAC, Inc.*	$11,969,496
	MACHINERY — 8.3%
224,475	AGCO Corp.	23,785,371
15,520	CSW Industrials, Inc.	4,219,423
81,171	Graco, Inc.	6,691,737
173,045	JBT Marel Corp.	24,318,014
235,640	Oshkosh Corp.	30,204,335
		89,218,880
	PUBLISHING & BROADCASTING — 1.6%
581,707	Scholastic Corp.	17,183,625
	RETAIL - CONSUMER STAPLES — 3.4%
325,061	Ingles Markets, Inc. - Class A	25,003,692
139,656	Sprouts Farmers Market, Inc.*	11,704,569
		36,708,261
	RETAIL - DISCRETIONARY — 1.7%
343,013	Advance Auto Parts, Inc.	17,795,514
	SEMICONDUCTORS — 5.3%
136,153	Qorvo, Inc.*	11,694,181
332,713	Synaptics, Inc.*	22,794,168
1,665,006	Vishay Intertechnology, Inc.	22,760,632
		57,248,981
	SOFTWARE — 0.4%
125,731	Concentrix Corp.	4,552,719
	SPECIALTY FINANCE — 4.8%
891,532	MGIC Investment Corp.	25,274,932
200,594	Nelnet, Inc., Class A	25,924,769
		51,199,701
	TECHNOLOGY HARDWARE — 12.2%
249,675	Arrow Electronics, Inc.*	26,967,397
43,673	Fabrinet*	20,063,813
115,774	InterDigital, Inc.	41,418,149
284,230	TD SYNNEX Corp.	43,339,390
		131,788,749
	TECHNOLOGY SERVICES — 1.2%
154,904	Science Applications International Corp.	13,354,274
	TRANSPORTATION EQUIPMENT — 2.7%
539,334	REV Group, Inc.	28,730,322
	WHOLESALE - DISCRETIONARY — 3.0%
134,726	ePlus, Inc.	12,071,450

FPA Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WHOLESALE - DISCRETIONARY (Continued)
677,440	G-III Apparel Group Ltd.*	$19,747,376
		31,818,826
	TOTAL COMMON STOCKS
	(Cost $683,783,952)	937,970,568
	EXCHANGE-TRADED FUNDS — 4.3%
605,802	Vanguard 0-3 Month Treasury Bill ETF	45,813,776
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $45,682,494)	45,813,776
	SHORT-TERM INVESTMENTS — 8.4%
	MONEY MARKET INVESTMENTS — 8.4%
90,941,933	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.77%(a)	90,941,933
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $90,941,933)	90,941,933
	TOTAL INVESTMENTS — 99.8%
	(Cost $820,408,379)	1,074,726,277
	Other Assets in Excess of Liabilities — 0.2%	1,669,856
	TOTAL NET ASSETS — 100.0%	$1,076,396,133

ETF – Exchange-Traded Fund

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $820,408,379)	$1,074,726,277
Receivables:
Fund shares sold	644,866
Dividends and interest	2,260,508
Prepaid expenses	29,845
Total assets	1,077,661,496

Liabilities:
Payables:
Fund shares redeemed	550,219
Advisory fees	566,277
Shareholder servicing fees (Note 7)	49,651
Fund services fees	33,816
Shareholder reporting fees	16,429
Legal fees	12,144
Trustees' deferred compensation (Note 3)	8,760
Auditing fees	8,608
Chief Compliance Officer fees	2,994
Trustees' fees and expenses	1,754
Accrued other expenses	14,711
Total liabilities	1,265,363

Net Assets	$1,076,396,133

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$742,071,344
Total distributable earnings (accumulated deficit)	334,324,789
Net Assets	$1,076,396,133

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$128,379,195
Shares of beneficial interest issued and outstanding	2,874,874
Redemption price per share	$44.66

Institutional Class Shares:
Net assets applicable to shares outstanding	$903,824,786
Shares of beneficial interest issued and outstanding	20,243,489
Redemption price per share	$44.65

Advisor Class Shares:
Net assets applicable to shares outstanding	$44,192,152
Shares of beneficial interest issued and outstanding	992,786
Redemption price per share	$44.51

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2025 (Unaudited)

Investment income:
Dividends	$8,830,134
Interest	1,261,105
Total investment income	10,091,239

Expenses:
Advisory fees	3,337,475
Shareholder servicing fees - Investor Class (Note 7)	105,078
Shareholder servicing fees - Institutional Class (Note 7)	229,485
Shareholder servicing fees - Advisor Class (Note 7)	29,238
Fund services fees	118,715
Registration fees	38,067
Trustees' fees and expenses	24,144
Miscellaneous	23,693
Shareholder reporting fees	19,821
Redemption liquidity service	12,795
Legal fees	12,453
Insurance fees	10,021
Auditing fees	9,089
Chief Compliance Officer fees	5,364
Total expenses	3,975,438
Net investment income (loss)	6,115,801

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	44,973,901
In-kind redemptions	8,425,352
Total realized gain (loss)	53,399,253
Net change in unrealized appreciation (depreciation) on:
Investments	53,968,321
Net change in unrealized appreciation (depreciation)	53,968,321
Net realized and unrealized gain (loss)	107,367,574

Net Increase (Decrease) in Net Assets from Operations	$113,483,375

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,115,801	$8,038,370
Total realized gain (loss) on investments	53,399,253	32,898,512
Net change in unrealized appreciation (depreciation) on investments	53,968,321	25,946,662
Net increase (decrease) in net assets resulting from operations	113,483,375	66,883,544

Distributions to Shareholders:
Distributions:
Investor Class	-	(4,334,028)
Institutional Class	-	(32,840,884)
Advisor Class	-	(1,546,449)
Total distributions to shareholders	-	(38,721,361)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	41,282,663	31,256,196
Institutional Class	83,662,670	215,903,807
Advisor Class	9,387,677	12,763,673
Reinvestment of distributions:
Investor Class	-	4,326,093
Institutional Class	-	30,073,326
Advisor Class	-	1,510,109
Cost of shares redeemed:
Investor Class	(20,208,564)	(25,937,442)
Institutional Class	(58,282,058)	(89,648,643)
Advisor Class	(2,409,491)	(23,869,104)
Net increase (decrease) in net assets from capital transactions	53,432,897	156,378,015

Total increase (decrease) in net assets	166,916,272	184,540,198

Net Assets:
Beginning of period	909,479,861	724,939,663
End of period	$1,076,396,133	$909,479,861
Capital Share Transactions:
Shares sold:
Investor Class	945,557	795,691
Institutional Class	1,935,219	5,549,972
Advisor Class	217,093	323,488
Shares reinvested:
Investor Class	-	111,411
Institutional Class	-	775,485
Advisor Class	-	39,001
Shares redeemed:
Investor Class	(465,901)	(668,386)
Institutional Class	(1,342,745)	(2,330,783)
Advisor Class	(56,229)	(611,069)
Net increase (decrease) in capital share transactions	1,232,994	3,984,810

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2025	For the Year Ended May 31,
	(Unaudited)	2025	2024	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$39.79	$38.40	$32.12	$34.03	$35.52	$23.22
Income from Investment Operations:
Net investment income (loss)[2]	0.24	0.35	0.27	0.31	0.07	0.06
Net realized and unrealized gain (loss)	4.63	2.93	6.96	(1.54)	(0.95)	12.34
Total from investment operations	4.87	3.28	7.23	(1.23)	(0.88)	12.40

Less Distributions:
From net investment income	-	(0.31)	(0.44)	-	-	(0.09)
From net realized gain	-	(1.58)	(0.51)	(0.68)	(0.61)	(0.01)
Total distributions	-	(1.89)	(0.95)	(0.68)	(0.61)	(0.10)
Net asset value, end of period	$44.66	$39.79	$38.40	$32.12	$34.03	$35.52

Total return[3]	12.24%[4]	8.67%	22.62%	(3.63)%	(2.52)%	53.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$128,379	$95,295	$82,801	$72,820	$82,461	$193,922

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.89%[5]	0.92%	0.98%	1.00%	1.00%	1.11%
After fees waived and expenses absorbed	0.89%[5]	0.92%	0.98%	1.00%	1.00%	1.09%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.09%[5]	0.89%	0.77%	0.95%	0.21%	0.22%
After fees waived and expenses absorbed	1.09%[5]	0.89%	0.77%	0.95%	0.21%	0.20%

Portfolio turnover rate	13%[4]	15%	19%	13%	10%	15%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective November 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.04%. Prior to November 1, 2020, the Fund had a unitary fee structure that limited annual operating expenses to 1.18%.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2025	For the Year Ended May 31,				For the Period Ended May 31,
	(Unaudited)	2025	2024	2023[1]	2022[1]	2021[1,2]
Net asset value, beginning of period	$39.75	$38.37	$32.10	$33.99	$35.52	$28.16
Income from Investment Operations:
Net investment income (loss)[3]	0.26	0.41	0.34	0.37	0.13	0.02
Net realized and unrealized gain (loss)	4.64	2.93	6.95	(1.54)	(0.94)	7.44
Total from investment operations	4.90	3.34	7.29	(1.17)	(0.81)	7.46

Less Distributions:
From net investment income	-	(0.38)	(0.51)	(0.04)	(0.11)	(0.09)
From net realized gain	-	(1.58)	(0.51)	(0.68)	(0.61)	(0.01)
Total distributions	-	(1.96)	(1.02)	(0.72)	(0.72)	(0.10)

Redemption fee proceeds	-	-	-	-	-	-
Net asset value, end of period	$44.65	$39.75	$38.37	$32.10	$33.99	$35.52

Total return[4]	12.33%[5]	8.82%	22.82%	(3.44)%	(2.34)%	26.59%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$903,825	$781,187	$600,743	$367,607	$376,221	$301,941

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.76%[6]	0.78%	0.79%	0.81%	0.83%	0.91%[6]
After fees waived and expenses absorbed	0.76%[6]	0.78%	0.79%	0.81%	0.83%	0.89%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.22%[6]	1.03%	0.97%	1.14%	0.38%	0.08%[6]
After fees waived and expenses absorbed	1.22%[6]	1.03%	0.97%	1.14%	0.38%	0.10%[6]

Portfolio turnover rate	13%[5]	15%	19%	13%	10%	15%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Institutional Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2025	For the Year Ended May 31,				For the Period Ended May 31,
	(Unaudited)	2025	2024	2023[1]	2022[1]	2021[1,2]
Net asset value, beginning of period	$39.67	$38.31	$32.05	$33.94	$35.52	$28.16
Income from Investment Operations:
Net investment income (loss) [3]	0.24	0.37	0.30	0.34	0.10	0.02
Net realized and unrealized gain (loss)	4.60	2.90	6.94	(1.54)	(0.95)	7.44
Total from investment operations	4.84	3.27	7.24	(1.20)	(0.85)	7.46

Less Distributions:
From net investment income	-	(0.33)	(0.47)	(0.01)	(0.12)	(0.09)
From net realized gain	-	(1.58)	(0.51)	(0.68)	(0.61)	(0.01)
Total distributions	-	(1.91)	(0.98)	(0.69)	(0.73)	(0.10)
Net asset value, end of period	$44.51	$39.67	$38.31	$32.05	$33.94	$35.52

Total return[4]	12.20%[5]	8.66%	22.69%	(3.56)%	(2.46)%	26.58%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,192	$32,998	$41,396	$43,514	$39,219	$724

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.86%[6]	0.86%	0.90%	0.93%	0.93%	0.90%[6]
After fees waived and expenses absorbed	0.86%[6]	0.86%	0.90%	0.93%	0.93%	0.90%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.12%[6]	0.95%	0.85%	1.04%	0.28%	0.10%[6]
After fees waived and expenses absorbed	1.12%[6]	0.95%	0.85%	1.04%	0.28%	0.10%[6]

Portfolio turnover rate	13%[5]	15%	19%	13%	10%	15%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

Note 1 – Organization

FPA Queens Road Small Cap Value Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital growth. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since November 1, 2020.

On July 28, 2023, the Fund acquired the assets and assumed the liabilities of FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust, (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board and by the Predecessor Fund’s Board on May 8, 2023. The tax-free reorganization was accomplished on July 28, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued		Net Assets
Investor Class	2,273,407	$80,361,287
Institutional Class	11,451,635	404,622,337
Advisor Class	1,384,548	48,836,652

The net unrealized appreciation of investments transferred was $138,240,430 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income annually and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(f) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million and 0.65% of the Fund’s average daily net assets in excess of $50 million. The Adviser engages Bragg Financial Advisors, Inc. (the “Sub-Adviser”) to manage the Fund and pays the Sub-Adviser from its advisory fees.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended November 30, 2025 are reported as Fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended November 30, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported as Trustees’ fees and expenses on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2025 are reported as Chief Compliance Officer fees on the Statement of Operations.

Note 4 – Fund Liquidity Programs

The Fund may participate in “Liquidity Programs” or “Programs” offered by independent third-party service providers, which are designed to provide an alternative liquidity source when conducting normal business activities. Under the programs, cash is provided to the Fund to meet net shareowner redemptions, manage and optimize portfolio composition, offset transaction costs, and/or more efficiently manage the portfolio. Following purchases of Fund shares, the programs then generally redeem those shares when the Fund experiences net sales, at the end of a maximum holding period ranging from 2 to 8 days or at other times at the discretion of the program or the Adviser. For use of certain services, the Fund pays a fee calculated by applying a fee rate to the purchase amount determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, certain providers are prohibited from acquiring more than 3% of the outstanding voting securities of a Fund, while others are prohibited from acquiring more than 5%. The providers will periodically redeem their entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that these programs will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the six months ended November 30, 2025, the fees associated with these programs are disclosed in the Statement of Operations within redemption liquidity service fees.

Note 5 – Federal Income Taxes

At November 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$822,205,175

Gross unrealized appreciation	$284,842,242
Gross unrealized depreciation	(32,321,140)

Net unrealized appreciation/(depreciation)	$252,521,102

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 6 – Investment Transactions

For the six months ended November 30, 2025, purchases, sales, and in-kind redemptions of investments, excluding short-term investments, were $169,144,126, $111,254,281, and $9,335,822, respectively.

Note 7 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.25%, 0.10%, and 0.15% of its average daily net assets attributable to Investor Class, Institutional Class, and Advisor Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six months ended November 30, 2025, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Common Stocks*	$937,970,568	$-	$-	$937,970,568
Exchange-Traded Funds	45,813,776	-	-	45,813,776
Short-Term Investments	90,941,933	-	-	90,941,933
Total	$1,074,726,277	$-	$-	$1,074,726,277

*	All sub-categories within Common Stocks represent Level 1 investments. See Schedule of Investments for industry categories.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended November 30, 2025.

The Fund did not hold derivatives as of November 30, 2025.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

FPA Queens Road Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

FPA Queens Road Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

NOVEMBER 30, 2025

FPA Queens Road Value Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Queens Road Value Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

https://fpa.com

FPA Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.3%
	AEROSPACE & DEFENSE — 7.5%
8,000	General Dynamics Corp.	$2,733,040
6,600	RTX Corp.	1,154,406
		3,887,446
	ASSET MANAGEMENT — 6.8%
6,000	Ameriprise Financial, Inc.	2,734,440
7,900	T. Rowe Price Group, Inc.	808,802
		3,543,242
	BANKING — 5.4%
9,000	JPMorgan Chase & Co.	2,817,720
	BIOTECH & PHARMA — 6.6%
13,820	Merck & Co., Inc.	1,448,751
76,000	Pfizer, Inc.	1,956,240
		3,404,991
	DIVERSIFIED INDUSTRIALS — 1.2%
3,600	3M Co.	619,380
	ELECTRICAL EQUIPMENT — 15.2%
3,400	Allegion PLC	564,502
10,000	Eaton Corp. PLC	3,458,900
9,200	Trane Technologies PLC	3,877,616
		7,901,018
	ENTERTAINMENT CONTENT — 1.0%
5,151	Walt Disney Co.	538,125
	FOOD — 4.6%
10,000	Hershey Co.	1,880,800
9,000	Mondelez International, Inc. - Class A	518,130
		2,398,930
	HEALTH CARE FACILITIES & SVCS — 5.2%
30,000	Centene Corp.*	1,180,200
4,500	Elevance Health, Inc.	1,522,170
		2,702,370
	INSTITUTIONAL FINANCIAL SVCS — 3.1%
14,500	Bank of New York Mellon Corp.	1,625,450
	INSURANCE — 6.5%
3	Berkshire Hathaway, Inc. - Class A*	2,310,300
10,000	Prudential Financial, Inc.	1,082,500
		3,392,800
	LEISURE FACILITIES & SERVICES — 2.5%
4,225	McDonald's Corp.	1,317,439
	MACHINERY — 1.4%
9,000	Ingersoll Rand, Inc.	723,060

1

FPA Queens Road Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.9%
6,300	Danaher Corp.	$1,428,714
900	Solventum Corp.*	76,734
		1,505,448
	SEMICONDUCTORS — 2.0%
26,000	Intel Corp.*	1,054,560
	SOFTWARE — 7.2%
18,395	Oracle Corp.	3,714,870
	SPECIALTY FINANCE — 7.7%
11,000	American Express Co.	4,017,970
	TECHNOLOGY HARDWARE — 3.1%
20,700	Cisco Systems, Inc.	1,592,658
	TRANSPORTATION & LOGISTICS — 1.4%
3,000	Union Pacific Corp.	695,490
	TOTAL COMMON STOCKS
	(Cost $14,724,589)	47,452,967
	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET INVESTMENTS — 8.7%
4,516,830	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.77%(a)	4,516,830
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,516,830)	4,516,830

	TOTAL INVESTMENTS — 100.0%
	(Cost $19,241,419)	51,969,797
	Other Assets in Excess of Liabilities — 0.0%	12,158
	TOTAL NET ASSETS — 100.0%	$51,981,955

PLC – Public Limited Company

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

FPA Queens Road Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $19,241,419)	$51,969,797
Receivables:
Fund shares sold	150
Dividends and interest	80,152
Prepaid expenses	15,156
Total assets	52,065,255

Liabilities:
Payables:
Fund shares redeemed	625
Advisory fees	11,677
Shareholder servicing fees (Note 6)	856
Fund services fees	22,049
Shareholder reporting fees	12,867
Legal fees	12,526
Auditing fees	7,417
Trustees' deferred compensation (Note 3)	5,760
Trustees' fees and expenses	1,856
Chief Compliance Officer fees	1,774
Accrued other expenses	5,893
Total liabilities	83,300
Commitments and contingencies (Note 3)
Net Assets	$51,981,955

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$18,394,168
Total distributable earnings (accumulated deficit)	33,587,787
Net Assets	$51,981,955
Number of shares issued and outstanding	1,562,219
Net asset value per share	$33.27

See accompanying Notes to Financial Statements.

3

FPA Queens Road Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2025 (Unaudited)

Investment income:
Dividends	$408,213
Interest	84,331
Total investment income	492,544

Expenses:
Advisory fees	249,232
Shareholder servicing fees (Note 6)	13,818
Fund services fees	33,290
Trustees' fees and expenses	16,431
Legal fees	8,753
Auditing fees	8,601
Registration fees	7,929
Insurance fees	7,023
Miscellaneous	3,860
Chief Compliance Officer fees	3,851
Shareholder reporting fees	2,406
Total expenses	355,194
Advisory fees waived	(177,524)
Net expenses	177,670
Net investment income (loss)	314,874

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	274,524
Total realized gain (loss)	274,524
Net change in unrealized appreciation (depreciation) on:
Investments	2,904,920
Net change in unrealized appreciation (depreciation)	2,904,920
Net realized and unrealized gain (loss)	3,179,444

Net Increase (Decrease) in Net Assets from Operations	$3,494,318

See accompanying Notes to Financial Statements.

4

FPA Queens Road Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$314,874	$653,623
Total realized gain (loss) on investments	274,524	-
Net change in unrealized appreciation (depreciation) on investments	2,904,920	1,550,465
Net increase (decrease) in net assets resulting from operations	3,494,318	2,204,088

Distributions to Shareholders:
Distributions	-	(1,843,837)
Total distributions to shareholders	-	(1,843,837)

Capital Transactions:
Net proceeds from shares sold	2,174,618	13,662,215
Reinvestment of distributions	-	1,837,884
Cost of shares redeemed	(3,982,064)	(13,032,860)
Net increase (decrease) in net assets from capital transactions	(1,807,446)	2,467,239

Total increase (decrease) in net assets	1,686,872	2,827,490

Net Assets:
Beginning of period	50,295,083	47,467,593
End of period	$51,981,955	$50,295,083
Capital Share Transactions:
Shares sold	65,237	429,960
Shares reinvested	-	59,421
Shares redeemed	(121,200)	(416,773)
Net increase (decrease) in capital share transactions	(55,963)	72,608

See accompanying Notes to Financial Statements.

5

FPA Queens Road Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2025	For the Year Ended May 31,
	(Unaudited)	2025	2024	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$31.08	$30.71	$23.86	$24.37	$29.21	$22.45
Income from Investment Operations:
Net investment income[2]	0.20	0.41	0.39	0.36	0.32	0.39
Net realized and unrealized gain (loss)	1.99	1.10	7.26	(0.20)	(0.63)	7.99
Total from investment operations	2.19	1.51	7.65	0.16	(0.31)	8.38

Less Distributions:
From net investment income	-	(0.40)	(0.35)	(0.36)	(0.37)	(0.48)
From net realized gains	-	(0.74)	(0.45)	(0.31)	(4.16)	(1.14)
Total distributions	-	(1.14)	(0.80)	(0.67)	(4.53)	(1.62)
Net asset value, end of period	$33.27	$31.08	$30.71	$23.86	$24.37	$29.21

Total return[3]	7.05%[4]	4.91%	32.53%	0.65%	(2.19)%	38.62%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,982	$50,295	$47,468	$31,729	$34,335	$41,935

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%[5]	1.35%	1.61%	2.10%	1.95%	1.43%
After fees waived and expenses absorbed	0.67%[5,6]	0.65%	0.65%	0.65%	0.65%	0.77%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.52%[5]	0.60%	0.47%	0.04%	(0.18)%	0.89%
After fees waived and expenses absorbed	1.20%[5]	1.30%	1.43%	1.49%	1.12%	1.55%

Portfolio turnover rate	0%[4]	0%	9%	0%	4%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 1, 2025, the Adviser has contractually agreed to limit the annual fund operating expenses to 0.73%. Prior to October 1, 2025, the Adviser had contractually agreed to limit the annual fund operating expenses to 0.65%.
[7]	Effective November 1, 2020, the Adviser has contractually agreed to limit the annual fund operating expenses to 0.65%. Prior to November 1, 2020, the Fund had a unitary fee structure that limited annual operating expenses to 0.95%.

See accompanying Notes to Financial Statements.

6

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

Note 1 – Organization

FPA Queens Road Value Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital growth. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since November 1, 2020.

On July 28, 2023, the Fund acquired the assets and assumed the liabilities of FPA Queens Road Value Fund, a series of Bragg Capital Trust, (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board and by the Predecessor Fund’s Board on May 8, 2023. The tax-free reorganization was accomplished on July 28, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued	Net Assets
1,309,954	$34,362,082

The net unrealized appreciation of investments transferred was $22,847,187 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

7

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

8

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(f) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.95% of the Fund’s average daily net assets. The Adviser engages Bragg Financial Advisors, Inc. (the “Sub-Adviser”) to manage the Fund and pays the Sub-Adviser from its advisory fees.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.73% of the Fund’s average daily net assets. Prior to October 1, 2025, the Adviser had contractually agreed to limit the annual fund operating expenses to 0.65%. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. For the six months ended November 30, 2025, the Adviser waived a portion of its advisory fees totaling $177,524.

These expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Adviser to the Predecessor Fund prior to the Predecessor Fund's reorganization on July 28, 2023 for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund’s Board of Trustees (the “Board”), upon written notice to the adviser. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. As of November 30, 2025, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates as outlined below:

9

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

May 31, 2026	$474,577
May 31, 2027	354,046
May 31, 2028	352,543
May 31, 2029	177,524
Total	$1,358,690

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended November 30, 2025 are reported as Fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended November 30, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2025 are reported on the Statement of Operations.

10

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At November 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,249,653

Gross unrealized appreciation	$33,990,236
Gross unrealized depreciation	(1,270,092)

Net unrealized appreciation/(depreciation)	$32,720,144

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term investments, were $0 and $1,661,283, respectively.

Note 6 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets attributable to shares of the Fund. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six months ended November 30, 2025, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

11

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Common Stocks*	$47,452,967	$-	$-	$47,452,967
Short-Term Investments	4,516,830	-	-	4,516,830
Total	$51,969,797	$-	$-	$51,969,797

*	All sub-categories within Common Stocks represent Level 1 investments. See Schedule of Investments for industry categories.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the six months ended November 30, 2025.

The Fund did not hold derivatives as of November 30, 2025.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

12

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

Note 10 – New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Note 11 – Reorganization Information

On October 14, 2025, based on the recommendation of the Fund’s Adviser and Sub-Adviser, the Board of Trustees of the Trust has approved the reorganization of the Fund into an exchange-traded fund (the “Reorganization”). The Reorganization of the Fund is subject to approval by its shareholders and will occur pursuant to an Agreement and Plan of Reorganization whereby the Fund will transfer all of its assets and liabilities to the FPA Queens Road Value ETF (the “ETF”), a newly created series of the Trust. If approved, each shareholder of the Fund will receive shares of the ETF and/or cash equal to the value of the shares of the Fund owned by the shareholder.

There will be no change in the Fund’s investment objective, principal investment strategies or portfolio management in connection with the Reorganization. Further, there will be no change to the Adviser or the Sub-Adviser serving as the investment adviser and sub-adviser, respectively, to the ETF following the Reorganization. The Reorganization is not generally expected to result in the recognition of gain or loss by the Fund or its shareholders for U.S. federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional shares, if any, or with respect to redemptions of shares held through an account that is not permitted to hold the ETF shares as discussed below). The costs of the Reorganization will be borne by the Adviser and Sub-Adviser.

The Trust will call a shareholder meeting at which shareholders of the Fund will be asked to consider and vote on the Reorganization. If the required shareholder approval for the Reorganization of the Fund is obtained, the Reorganization is expected to take effect in the fourth quarter of 2026.

13

FPA Queens Road Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2025 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	2/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	2/6/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	2/6/2026